CONCENTRATION	12 Months Ended
Dec. 31, 2020
CONCENTRATION
CONCENTRATION

NOTE 3 – CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2020		2019		2018

Major customers with revenues of more than 10% of the Company’s sales
Company A (3rd Party)	$63,838,441	46%	$29,679,053	21%	$—	—
Company B (3rd Party)	—	—	14,782,479	11%	—	—
Company C (3rd Party)	—	—	—	—	18,566,897	14%
Company D (3rd Party)	—	—	14,189,482	10%	19,131,793	14%
Company E (3rd Party)	—	—	—	—	19,845,886	15%
Company F (3rd Party)	—	—	—	—	13,832,333	10%
Total Revenues	$63,838,441	46%	$58,651,014	42%	$71,376,909	53%

	Year ended December 31,
	2020		2019		2018

Major suppliers with purchases of more than 10% of the Company’s purchases
Company X (3rd Party)	$101,969,467	74%	$81,605,384	72%	93,832,471	75%
Company Y (3rd Party)	31,865,431	23%	29,273,310	26%	30,583,589	24%
Total Purchase	$133,834,898	97%	$110,878,694	98%	$124,416,060	99%

Accounts receivable related to the Company’s major customers comprised 35% and 42% of all accounts receivable as of December 31, 2020 and 2019, respectively.

Accounts payable related to the Company’s major suppliers comprised nil of all accounts payable as of December 31, 2020 and 2019, respectively.